Leases (Tables)	12 Months Ended
Dec. 31, 2025
Leases
Schedule of financial position of lease assets and liabilities

The Consolidated Statement of Financial Position shows the following amounts relating to leases:

Amounts in US$ ‘000	2025	2024
Right of use assets
Production, facilities and machinery	17,666	20,935
Buildings and improvements	2,830	3,516
	20,496	24,451
Lease liabilities
Current	7,106	8,605
Non-current	18,889	17,318
	25,995	25,923

Schedule of lease expenses consolidated statement of income

The Consolidated Statement of Income shows the following amounts relating to leases:

Amounts in US$ ‘000	2025	2024	2023
Depreciation charge of Right of use assets
Production, facilities and machinery	(2,670)	(5,156)	(7,858)
Buildings and improvements	(617)	(1,272)	(792)
	(3,287)	(6,428)	(8,650)
Unwinding of long-term liabilities (included in Financial results)	(2,759)	(2,928)	(3,168)
Expenses related to short-term leases (included in Production and operating cost and Administrative expenses)	—	(730)	(838)
Expenses related to low-value leases (included in Administrative expenses)	(992)	(907)	(775)

Schedule of right-of-use assets recognized

The table below summarizes the amounts of Right-of-use assets recognized and the movements during the reporting years:

Amounts in US$‘000	2025	2024
Right-of-use assets as of January 1	24,451	28,451
Additions / changes in estimates	239	2,603
Foreign currency translation	(33)	(175)
Divestments (Note 34.2)	(874)	—
Depreciation	(3,287)	(6,428)
Right-of-use assets as of December 31	20,496	24,451

Schedule of lease liabilities recognized

The table below summarizes the amounts of Lease liabilities recognized and the movements during the reporting years:

Amounts in US$‘000	2025	2024
Lease liabilities as of January 1	25,923	32,298
Additions / changes in estimates	239	2,603
Exchange difference	3,057	(3,283)
Foreign currency translation	—	(346)
Divestments (Note 34.2)	(250)	(502)
Unwinding of discount	2,759	2,928
Lease payments	(5,733)	(7,775)
Lease liabilities as of December 31	25,995	25,923